WARRANTS (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
WARRANTS (Details) [Line Items]
(in Shares)	0	4,800,000	2,250,000	13,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 1,099,889	$ 496,827	$ 0
Debt Instrument, Unamortized Discount	0	0	20,568
Ruby Developement Company [Member] | Warrants issued on September 27, 2010 [Member]
WARRANTS (Details) [Line Items]
(in Shares)				10,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral			152,415	149,896
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net			2,519
Ruby Developement Company [Member] | Warrants issued on April 22, 2011 [Member]
WARRANTS (Details) [Line Items]
(in Shares)			2,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral			219,940
Tangiers Investors, LP [Member] | Warrants issued on September 27, 2010 [Member]
WARRANTS (Details) [Line Items]
Warrants Issued				Two and a half million
Convertible Notes Payable				50,000
Tangiers Investors, LP [Member] | September 27, 2010 #1 [Member]
WARRANTS (Details) [Line Items]
(in Shares)				1,500,000
Debt Instrument, Unamortized Discount				22,475
Tangiers Investors, LP [Member] | September 27, 2010 #2 [Member]
WARRANTS (Details) [Line Items]
(in Shares)				1,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral				14,195
Debt Instrument, Unamortized Discount				9,965
Tangiers Investors, LP [Member] | Warrants issued on December 30, 2010 [Member]
WARRANTS (Details) [Line Items]
(in Shares)				500,000
Convertible Notes Payable				50,000
Debt Instrument, Unamortized Discount				14,195
Tangiers Investors, LP [Member] | Warrants issued on December 29, 2011 [Member]
WARRANTS (Details) [Line Items]
(in Shares)			250,000
Convertible Notes Payable			25,000
Debt Instrument, Unamortized Discount			20,568
Tangiers Investors, LP [Member] | Warrants issued on February 2, 2012 [Member]
WARRANTS (Details) [Line Items]
(in Shares)		500,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		52,779
Convertible Notes Payable		100,000
Tangiers Investors, LP [Member] | Warrants issued on March 6, 2012 [Member]
WARRANTS (Details) [Line Items]
(in Shares)		2,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		175,047
Tangiers Investors, LP [Member] | Warrants issued on March 15, 2012 [Member]
WARRANTS (Details) [Line Items]
(in Shares)		500,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		45,268
Convertible Notes Payable		75,000
Tangiers Investors, LP [Member] | Warrants issued on May 16, 2012 [Member]
WARRANTS (Details) [Line Items]
(in Shares)		150,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		9,411
Convertible Notes Payable		50,000
Tangiers Investors, LP [Member] | Warrants issued on May 30, 2012 [Member]
WARRANTS (Details) [Line Items]
(in Shares)		150,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		9,421
Convertible Notes Payable		25,000
Tangiers Investors, LP [Member] | Warrants issued on June 19, 2012 [Member]
WARRANTS (Details) [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		49,978
Convertible Notes Payable		100,000
Class of Warrant or Rights Exercisable (in Shares)		750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.07
Tangiers Investors, LP [Member] | Warrants issued on June 19, 2012 #2 [Member]
WARRANTS (Details) [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		47,431
Convertible Notes Payable		$ 100,000
Class of Warrant or Rights Exercisable (in Shares)		750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.14